QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/2007
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Dividend Capital Realty Income Fund;
Eastern European Equity Fund; and
REMS Real Estate Value Opportunity Fund

                       DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                  (unaudited)

Number
  of                                                              Market
shares                 Security Description                       Value
------- ---------------------------------------------------       -------
------- ---------------------------------------------------       -------


        COMMON STOCK                                       40.86%

        APARTMENTS:                                        6.49%
 8,800  ARCHSTONE-SMITH TRUST                                     529,232
 5,800  AVALONBAY COMMUNITIES INC.                                684,748
 3,500  BOARDWALK REAL ESTATE INVESTMENT TRUST                    166,285
 6,000  CANADIAN APARTMENT PROPERTIES REAL ESTATE INVESTMENT TRUST114,991A)
 3,300  ESSEX PROPERTY TRUST                                      387,981
11,600  NORTHERN PROPERTY REAL ESTATE INVESTMENT TRUST (CANADA)   272,368
                                                                  -------
                                                                  -------
                                                                  2,155,605
                                                                  -------
                                                                  -------

        HEALTHCARE:                                        0.17%
 4,500  CHARTWELL SENIORS HOUSING REAL ESTATE INVESTMENT (CANADA) 57,780
                                                                  -------
                                                                  -------

        HOTELS:                                            6.10%
 6,500  GAYLORD ENTERTAINMENT CO.                                 345,930
18,900  HILTON HOTEL CORP.                                        878,661
 7,300  HOST HOTELS & RESORTS, INC.                               163,812
10,500  STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                 637,875
                                                                  -------
                                                                  -------
                                                                  2,026,278
                                                                  -------
                                                                  -------

        INDUSTRIAL:                                        2.41%
 5,600  AMB PROPERTY CORP.                                        334,936
 7,000  PROLOGIS                                                  464,450
                                                                  -------
                                                                  -------
                                                                  799,386
                                                                  -------
                                                                  -------

        OFFICE/CENTRAL BUSINESS DISTRICT:                  4.20%
 7,000  BOSTON PROPERTIES INC.                                    727,300
 5,700  SL GREEN REALTY CORP.                                     665,589
                                                                  -------
                                                                  -------
                                                                  1,392,889
                                                                  -------
                                                                  -------

        OFFICE/SUBURBAN:                                   3.78%
 1,400  ALEXANDRIA REAL ESTATE EQUITIES INC.                      134,764
 5,200  ALLIED PROPERTIES REAL INVESTMENT TRUST (CANADA)          115,156
11,700  DIGITAL REALTY TRUST INC.                                 460,863
 5,600  DUKE REALTY CORP.                                         189,336
 9,700  HIGHWOOD PROPERTIES INC.                                  355,699
                                                                  -------
                                                                  -------
                                                                  1,255,818
                                                                  -------
                                                                  -------

        OTHER REAL ESTATE COMPANIES:                       0.77%
10,200  BROOKFIELD PROPERTIES CORP.                               253,980
                                                                  -------
                                                                  -------

        REALTY/DIVERSIFIED:                                4.52%
 4,700  CANADIAN  REAL ESTATE INVESTMENT TRUST (CANADA)           141,235
 5,400  DUNDEE REAL ESTATE (CANADA)                               209,844
10,500  VORNADO REALTY TRUST                                      1,148,175
                                                                  -------
                                                                  -------
                                                                  1,499,254
                                                                  -------
                                                                  -------

        REGIONAL MALLS:                                    4.67%
11,100  SIMON PROPERTY GROUP INC.                                 1,110,000
 5,900  TAUBMAN CENTERS INC.                                      323,025
                                                                  -------
                                                                  -------
                                                                  1,433,025
                                                                  -------
                                                                  -------

        SELF STORAGE:                                      2.72%
11,500  PUBLIC STORAGE INC.                                       904,475
                                                                  -------
                                                                  -------

        SHOPPING CENTER:                                   5.03%
 4,600  CALLOWAY REAL ESTATE INVESTMENT TRUST (CANADA)            114,402
 2,600  DEVELOPERS DIVERSIFIED REALTY CORP.                       145,262
 8,200  FEDERAL REALTY  INVESTMENT TRUST                          726,520
 9,900  KIMCO REALTY CORP.                                        447,579
 6,200  PRIMARIS RETAIL REAL ESTATE INVESTMENT TRUST (CANADA)     115,216
 4,800  RIOCAN REAL ESTATE INVESTMENT TRUST (CANADA)              119,664
                                                                  -------
                                                                  -------
                                                                  1,668,643
                                                                  -------
                                                                  -------

        TOTAL COMMON STOCK                                        $ 13,447,133
                                                                  -------
                                                                  -------


        PREFERRED STOCK:                                   60.38%

        APARTMENTS:                                        5.31%
30,200  APARTMENT INVESTMENT & MANAGEMENT CO., SERIES G, 9.375%   762,550
18,500  APARTMENT INVESTMENT & MANAGEMENT CO., SERIES U, 7.750%   456,025
21,300  ASSOCIATED ESTATES REALTY CORP., SERIES B, 8.700%         543,150
                                                                  -------
                                                                  -------
                                                                  1,761,725
                                                                  -------
                                                                  -------

        HOTELS:                                            14.07%
21,000  ASHFORD HOSPITALITY TRUST, SERIES A, 8.550%               490,560
26,000  ASHFORD HOSPITALITY TRUST, SERIES D, 8.450%               605,800
36,200  FELCOR LODGING TRUST INC., SERIES C, 8.000%               859,750
30,500  HERSHA HOSPITALITY TRUST, SERIES A, 8.000%                722,850
12,700  STRATEGIC HOTELS & RESORTS INC. 1444A , SERIES A, 8.500%  327,978
68,600  STRATEGIC HOTELS & RESORTS INC.,  SERIES C, 8.250%        1,625,820
 1,600  SUNSTONE HOTEL INVESTORS INC., SERIES A, 8.000%           37,840
                                                                  -------
                                                                  -------
                                                                  4,670,598
                                                                  -------
                                                                  -------

        MORTGAGE - COMMERCIAL:                             0.73%
12,000  ANTHRACITE  CAPITAL INC., SERIES D, 8.250%                241,080
                                                                  -------
                                                                  -------

        MORTGAGE - RESIDENTIAL:                            0.16%
26,500 AMERICAN HOME MORTGAGE INVESTMENT CORP, SERIES A, 9.750% 34,450 24,000 AMERICAN HOME MORTGAGE INVESTMENT CORP., SERIES B, 9.250% 18,000
                                                                  -------
                                                                  -------
                                                                  52,450
                                                                  -------
                                                                  -------

        NET LEASE:                                         5.44%
75,300  ENTERTAINMENT PROPERTIES TRUST, SERIES B, 7.750%          1,804,941
                                                                  -------
                                                                  -------

        OFFICE/CENTRAL BUSINESS DISTRICT:                  1.94%
30,000  MAGUIRE PROPERTIES INC., SERIES A, 7.625%                 645,300
                                                                  -------
                                                                  -------

        OFFICE/SUBURBAN:                                   15.71%
60,000  BIOMED REALTY TRUST INC., SERIES A, 7.375%                1,395,000
68,100  BRANDYWINE REALTY TRUST, SERIES D, 7.375%                 1,607,160
12,900  CORPORATE OFFICE PROPERTIES TRUST, SERIES H, 7.500%       303,150
20,000  DIGITAL REALTY TRUST INC., SERIES A, 8.500%               508,400
49,800  DIGITAL REALTY TRUST INC., SERIES B, 7.875%               1,210,140
 8,200  PS BUSINESS PARKS, INC., SERIES O, 7.375%                 191,880
                                                                  -------
                                                                  -------
                                                                  5,215,730
                                                                  -------
                                                                  -------

        REGIONAL MALLS:                                    3.30%
43,800  TAUBMAN CENTERS INC., SERIES G, 8.000%                    1,095,000
                                                                  -------
                                                                  -------

        SHOPPING CENTER:                                   2.05%
28,300  DEVELOPERS DIVERSIFIED REALTY CORP., SERIES H, 7.375%     680,615
                                                                  -------
                                                                  -------

        SPECIALTY FINANCE:                                 11.67%
37,000  CAPLEASE INC., SERIES A, 8.125%                           885,040
40,000  GRAMERCY CAPITAL CORP., SERIES A, 8.125%                  900,400
60,000  NORTHSTAR REALTY FINANCE CORP, SERIES A, 8.750%           1,290,000
40,000  NORTHSTAR REALTY FINANCE CORP, SERIES B, 8.250%           800,000
                                                                  -------
                                                                  -------
                                                                  3,875,440
                                                                  -------
                                                                  -------

        TOTAL PREFERRED STOCK                                     20,042,879
                                                                  -------
                                                                  -------

        Total Securities                                   100.88%$ 33,490,012
        Cash and Cash Equivalents                          -0.88% (291,101)
                                                           -----  -------
                                                           -----  -------
        TOTAL INVESTMENTS                                  100.00%$ 33,198,911
                                                           =====  =======
                                                           =====  =======

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2007
                                   (unaudited)

Number of                  % of        Market
Shares  Security DescriptiNet Assets   Value
-       -                 --------------------
        Common Stocks:    58.93%

        Austria:          23.11%
142,165 CA Immobilien Anlagen        $ 3,758,129
130,000 CA Immobilien International   2,236,806
270,000 ECO Eastern Europe R/EST      3,839,400
260,000 Immoeast AG                   2,824,660
500,000 Meinl European Airport.       4,493,520
180,000 Uralchimplast Beteiligungs    1,970,892
                                     -----------
                                     -----------
                                     19,123,407
                                     -----------
                                     -----------

        Bulgaria:          3.49%
2,100,00Bulgarian Property Development2,890,140
                                     -----------
                                     -----------

        Germany:           2.38%
630,000 Magnat Real Estate Opps       1,970,892
                                     -----------
                                     -----------

        Great Britain:     9.66%
30,000  Celtic Resources Holdings       173,714
222,000 Equest Investments Balkans    5,058,205
136,000 Highland Gold Mining Ltd.       285,609
600,000 Lewis Charles Romania Pro     1,783,018
12,000  Ukraine Opportunity Trust PL     33,000
60,000  Ukraine Opportunity Trust PL Ord660,000
                                     -----------
                                     -----------
                                      7,993,546
                                     -----------
                                     -----------

        Hungary:          12.72%
300,000 Ablon Group                   1,575,050
12,500  Egis RT                       1,628,464
13,000  Gedeon Richter Ltd GDR Reg S  2,770,244
820,000 Magyar Telekom Telecomm       4,553,749
                                     -----------
                                     -----------
                                     10,527,507
                                     -----------
                                     -----------

        Israel:            4.80%
375,000 Bank Hapoalim Ltd.            1,912,314
470,000 Bank Leumi Le-Israel          2,055,373
                                     -----------
                                     -----------
                                      3,967,687
                                     -----------
                                     -----------

        Poland:            1.91%
200,000 Telekomunikacja Polska SA     1,578,154
                                     -----------
                                     -----------

        Russia:            0.85%
     1  Joint Stock Company Open GDR         37
20,000  Kalina Concern                  705,000
                                     -----------
                                     -----------
                                        705,037
                                     -----------
                                     -----------


        Total investment i58.93%ritie$ 48,756,370
        Cash and cash equi41.07%s    $ 33,985,555
                          -------    -----------
                          -------    -----------
        Total investments 100.00%    $ 82,741,925
                          =======    ===========

                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                  (unaudited)

 Number
   of                                                            Market
 shares               Security Description                       Value
----------  ------------------------------------------          ---------
----------  ------------------------------------------          ---------

            LONG POSITIONS
            COMMON STOCKS                              76.56%


            DIVERSIFIED/OTHER:                          8.55%
   42,423   I STAR FINANCIAL INC.                               1,441,958
   25,800   ISHARES DOW JONES U.S. REAL ESTATE INDEX FUND       1,973,442
   13,300   MAGNA ENTERTAINMENT                                   30,191
   52,100   MI DEVELOPMENTS                                     1,725,031
                                                                ---------
                                                                ---------
                                                                5,170,622
                                                                ---------
                                                                ---------

            HEALTHCARE:                                 6.79%
   81,000   BIOMED REALTY TRUST                                 1,952,100
   80,800   HEALTHCARE REALTY TS                                2,154,128
                                                                ---------
                                                                ---------
                                                                4,106,228
                                                                ---------
                                                                ---------


            HOTEL:                                      4.10%
   29,000   HILTON HOTELS CORP.                                 1,348,210
   52,100   MORGANS HOTEL GROUP CO.                             1,133,175
                                                                ---------
                                                                ---------
                                                                2,481,385
                                                                ---------
                                                                ---------

            MULTI-FAMILY:                              18.14%
   45,200   AMERICAN CAMPUS COMMUNITIES, INC.                   1,323,908
   44,400   APARTMENT INVESTMENT &  MANAGEMENT CO.              2,003,772
   74,200   CANADIAN APARTMENT PROPERTIES (Canada)              1,422,058
   38,100   COLONIAL PROPERTIES TRUST                           1,306,830
   44,800   POST PROPERTIES INC.                                1,733,760
   46,100   SUN COMMUNITIES, INC.                               1,386,688
   73,800   UNITED DOMINION REALTY TRUST, INC.                  1,794,816
                                                                ---------
                                                                ---------
                                                                10,971,832
                                                                ---------
                                                                ---------

            OFFICE/INDUSTRIAL:                         20.64%
   70,600   ALLIED PROPERTIES REAL ESTATE INVESTMENT TRUST (Cana1,563,458
   63,400   BROOKFIELD PROPERTIES                               1,578,660
   62,200   DCT INDUSTRIAL TRUST                                 651,234
   46,400   DUKE REALTY CORP.                                   1,568,784
   49,400   LIBERTY PROPERTY TRUST                              1,986,374
   51,200   MAGUIRE PROPERTIES                                  1,322,496
   52,100   MACK-CALI REALTY CORP                               2,141,310
  137,700   MISSION WEST PROPERTIES INC.                        1,673,055
                                                                ---------
                                                                ---------
                                                                12,485,371
                                                                ---------
                                                                ---------


            RETAIL:                                    18.35%
   23,900   ACADIA REALTY TRUST                                  648,407
  113,100   KITE REALTY GROUP TRUST                             2,126,280
   52,300   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST           2,036,562
   92,700   PRIMARIS RETAIL R.E.                                1,722,663
   64,500   RAMCO-GERSHENSON PROPERTIES TRUST                   2,014,980
   59,800   URSTADT BIDDLE PROPERTIES CLASS A                    925,106
   39,300   WEINGARTEN REALTY                                   1,629,378
                                                                ---------
                                                                ---------
                                                                11,103,376
                                                                ---------
                                                                ---------

            TOTAL COMMON STOCKS                                 $ 46,318,814
                                                                ---------
                                                                ---------

            PREFERRED STOCK:                           27.77%

            DIVERSIFIED/OTHER:                          4.42%
   32,800   COUSINS PROPERTIES INC., SERIES A, 7.75%             810,160
   17,200   ISTAR FINANCIAL INC., SERIES D, 8.000%               430,000
   28,975   PUBLIC STORAGE INC., SERIES A, 6.125%                750,453
   30,500   VORNADO REALTY TRUST, SERIES G, 6.625%               682,590
                                                                ---------
                                                                ---------
                                                                2,673,203
                                                                ---------
                                                                ---------

            HEALTHCARE:                                 2.95%
   27,600   BIOMED REALTY TRUST, SERIES A, 7.375%                641,700
   28,400   HEALTHCARE PROPERTY INVESTORS INC., SERIES F, 7.100% 688,700
   18,000   HEALTHCARE REIT, INC., SERIES D, 7.875%              453,420
                                                                ---------
                                                                ---------
                                                                1,783,820
                                                                ---------
                                                                ---------

            HOTEL:                                      1.99%
   25,000   FELCOR LODGING TRUST, INC.,  SERIES A, 1.950%        586,500
   27,800   LASALLE HOTEL PROPERTIES, SERIES G, 7.250%           617,438
                                                                ---------
                                                                ---------
                                                                1,203,938
                                                                ---------
                                                                ---------

            MULTI-FAMILY:                               3.98%
   25,300   APARTMENT INVESTMENT & MANAGEMENT CO., SERIES Y, 7.87625,922
   33,900   BRE PROPERTIES, SERIES C, 6.750%                     761,733
   14,200   COLONIAL PROPERTIES TRUST, SERIES D, 8.125%          360,538
   26,300   MID-AMERICAN APARTMENT COMMUNITIES, SERIES H, 8.30%  657,500
                                                                ---------
                                                                ---------
                                                                2,405,693
                                                                ---------
                                                                ---------

            OFFICE/INDUSTRIAL:                          6.70%
   25,300   ALEXANDRIA REAL ESTATE EQUITY SERIES C, 8.3750%      635,030
   18,600   BRANDYWINE REALTY TRUST SERIES C, 7.50%              446,400
   19,800   DIGITAL REALTY SERIES B, 7.875%                      481,140
   29,200   DUKE REALTY CORP., SERIES L, 6.60%                   664,592
   19,500   KILROY REALTY CORP., SERIES F, 7.500%                465,270
   31,000   MAGUIRE PROPERTIES INC., SERIES A, 7.625%            666,810
   28,300   SL GREEN REALTY CORP.,  SERIES C, 7.625%             691,935
                                                                ---------
                                                                ---------
                                                                4,051,177
                                                                ---------
                                                                ---------

            RETAIL:                                     7.74%
   22,100   CBL & ASSOCIATES PROPERTIES, SERIES C, 7.75%         546,975
   15,700   DEVELOPERS DIVERSIFIED REALTY, SERIES H, 7.375%      377,585
   31,300   REALTY INCOME CORP, SERIES E,  6.750%                735,550
   30,900   REGENCY CENTERS CORP, SERIES E, 6.70%                687,525
   22,600   SAUL CENTERS INC., SERIES A, 8.00%                   553,926
   26,800   TANGER FACTORY OUTLET SERIES C, 7.50%                645,076
   16,800   URSTADT BIDDLE PROPERTIES, INC., SERIES D, 7.50%     415,968
   32,500   WEINGARTEN REALTY INVESTMENT, SERIES F, 6.500%       717,925
                                                                ---------
                                                                ---------
                                                                4,680,530
                                                                ---------
                                                                ---------

            TOTAL PREFERRED STOCKS                              16,798,361
                                                                ---------
                                                                ---------


            TOTAL LONG POSITIONS                                63,117,175
                                                                ---------
                                                                ---------


            SECURITIES SOLD SHORT
            COMMON STOCK                               -5.00%

            DIVERSIFIED/OTHER:                         -2.82%
  (12,300)  CB RICHARD ELLIS GROUP INC - A                      (342,432)
   (3,600)  JONES LANG LASALLE INC.                             (369,936)
   (5,200)  SPDR DOW JONES WILSHIRE INTERNATIONAL REAL ESTATE ET(334,100)
   (8,100)  STREETTRACKS DJ WILS                                (656,586)
                                                                ---------
                                                                ---------
                                                                (1,703,054)
                                                                ---------
                                                                ---------

            MORTGAGE:                                  -2.19%
  (23,400)  ARBOR REALTY TRUST                                  (442,026)
  (14,600)  BANKUNITED FINANCIAL CORPORATION                    (226,884)
   (6,400)  DOWNEY FINANCIAL CORP.                              (369,920)
  (17,100)  VINEYARD NATIONAL BANCORP CO.                       (285,912)
                                                                ---------
                                                                ---------
                                                                (1,324,742)
                                                                ---------
                                                                ---------


            TOTAL SECURITIES SOLD SHORT                         (3,027,796)
                                                                ---------
                                                                ---------


            Total Securiites                           99.32%   $ 60,089,379
            Cash and Cash Equivalents                   0.68%    409,013
                                                      --------  ---------
                                                      --------  ---------
            Total Investments                         100.00%   $ 60,498,392
                                                      ========  =========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer


Date:  November 29, 2007
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 29, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 29, 2007
      ------------------------------------